Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	As of June 30, 2023 and 2024, accrued expenses and other liabilities consisted of the following:
	June 30, 2023	June 30, 2024
	RMB	RMB
Accrued payroll and welfare	4,140,538	3,148,555
VAT and other taxes payable	2,068,359	5,462,014
Deposits payable	1,145,778	995,778
Due to insurance carriers	867,840	1,357,228
Other payables to suppliers (1)	6,492,383	5,027,395
	14,714,898	15,990,970

(1)	Other payable mainly includes payable to suppliers for promotion service, daily operation, IPO service and other service.